Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Schedule Of Deferred Stock And Restricted Stock Activity

	Shares		Weighted Average Grant Date Fair Values
	Deferred Stock	Restricted Stock	Deferred Stock	Restricted Stock
	(in thousands)

Balances at January 1, 2009 (non-vested)	5,008	569	$7.02	$6.25
Granted	135	1,317	5.64	1.76
Vested	(1,792)	(104)	6.46	7.34
Forfeited	(368)	(32)	7.71	5.27

Balances at December 31, 2009 (non-vested)	2,983	1,750	7.03	2.83
Granted	4,544	824	7.39	7.33
Vested	(879)	(480)	7.25	3.31
Forfeited	(432)	—	7.16	—

Balances at December 31, 2010 (non-vested)	6,216	2,094	7.25	4.45
Granted	4,139	505	9.63	9.67
Vested	(1,992)	(653)	7.67	4.33
Forfeited	(1,334)	—	7.95	—

Balances at December 31, 2011 (non-vested)	7,029	1,946	8.38	5.89

Schedule Of Stock Option Activity

	Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Terms (Years)	Aggregate Intrinsic Values
	(in thousands)			(in thousands)
Outstanding at January 1, 2009	12,977	$8.48
Exercised	(1,632)	5.94
Terminated	(2,795)	7.29

Outstanding at December 31, 2009	8,550	9.38
Exercised	(1,094)	6.82
Terminated	(281)	10.20

Outstanding at December 31, 2010	7,175	9.74
Exercised	(1,563)	9.00
Terminated	(610)	10.59

Outstanding at December 31, 2011 (all are expected to vest)	5,002	$9.87	2.20	$1,310

Exercisable options at December 31, 2011	4,877	$10.01	2.10	$983

Schedule Of Outstanding Stock Options Exercisable

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Terms (Years)
(in thousands)

$4.75	500	6.7
9.22	1,177	1.4
9.91	948	0.4
11.31	2,377	2.4